Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Principal Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The unaudited condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Company’s consolidated financial statements as of December 31, 2024 and 2023.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Group believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group’s consolidated financial statements for the years ended December 31, 2024 and 2023. The results of operations for the nine months ended September 30, 2025 and 2024 are not necessarily indicative of the results for the full years or any future periods.

(a) Basis of presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Emerging growth company

(b) Emerging growth company

The Group is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Group has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Group, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Group’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

(b) Emerging growth company

The Group is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Group has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Group, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Group’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Principles of consolidation

(c) Principles of consolidation

The financial statements presented herein represent the condensed consolidated financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

(c) Principles of consolidation

The financial statements presented herein represent the consolidated financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

(d) Use of estimates

The preparation of the condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Group continually evaluates its estimates, including, but not limited to, those related to the allowance for expected credit loss for uncollectible accounts receivable and other receivable, recoverability and useful lives of long-lived assets, and valuation allowance for deferred tax assets. The Group bases its estimates on historical experience and on various other assumptions that it believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Any future changes to these estimates and assumptions could cause a material change to the Group’s reported amounts of revenues, expenses, assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

(d) Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Group continually evaluates its estimates, including, but not limited to, those related to the allowance for expected credit loss for uncollectible accounts receivable and other receivable, slow moving of inventories, recoverability and useful lives of long-lived assets, and valuation allowance for deferred tax assets. The Group bases its estimates on historical experience and on various other assumptions that it believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Any future changes to these estimates and assumptions could cause a material change to the Group’s reported amounts of revenues, expenses, assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Fair value of financial instruments

(e) Fair value of financial instruments

The Company and its wholly owned subsidiaries adopted the guidance of ASC 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

•        Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

•        Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

•        Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets of cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued expenses and other current liabilities, approximate their fair value based on the short-term maturity of these instruments. The Group did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024.

(e) Fair value of financial instruments

The Company and its wholly owned subsidiaries adopted the guidance of ASC 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

•        Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

•        Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

•        Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets of cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued expenses and other current liabilities, approximate their fair value based on the short-term maturity of these instruments. The Group did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2023.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly-liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

(f) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly-liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Accounts receivable, net

(g) Accounts receivable, net

Accounts receivables include trade accounts due from customers. The Group maintains an allowance for credit losses which reflects its best estimate of amounts that potentially will not be collected. The Group determines the allowance for credit losses taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Group to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Group adopted this guidance effective January 1, 2022. The Group makes specific expected credit loss provisions based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections and future economic conditions (extend data and macroeconomic factors). Account balances are charged off against the provision after all means of collection have been exhausted and the likelihood of collection is not probable. As of September 30, 2025, and December 31, 2024, the Group had an allowance for credit loss of US$ 30,148 and US$30,148 respectively.

(g) Accounts receivable, net

Accounts receivables include trade accounts due from customers. The Group maintains an allowance for credit losses which reflects its best estimate of amounts that potentially will not be collected. The Group determines the allowance for credit losses taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Group to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Group adopted this guidance effective January 1, 2022. The Group makes specific expected credit loss provisions based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections and future economic conditions (extend data and macroeconomic factors). Account balances are charged off against the provision after all means of collection have been exhausted and the likelihood of collection is not probable. As of December 31, 2024 and 2023, the Group had an allowance for expected credit loss of US$30,148 and US$116,206, respectively.

Inventories

(h) Inventories

Inventories of the Group consist of raw materials, finished goods, goods in transit and work in progress. Inventories are stated at the lower of cost or net realizable value on a weighted average basis. Inventory costs include expenses that are directly or indirectly incurred in the purchase, including shipping and handling costs charged to the Group by suppliers, and production of manufactured product for sale, such as include the cost of materials and supplies used in production, direct labor costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labor. Cost is determined using the weighted average method. The Group assesses the valuation of inventory and periodically writes down and writes off the value for estimated excess and obsolete inventory based upon the product life cycle.

(h) Inventories

Inventories of the Group consist of raw materials, finished goods, goods in transit and work in progress. Inventories are stated at the lower of cost or net realizable value on a weighted average basis. Inventory costs include expenses that are directly or indirectly incurred in the purchase, including shipping and handling costs charged to the Group by suppliers, and production of manufactured product for sale, such as include the cost of materials and supplies used in production, direct labor costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labor. Cost is determined using the weighted average method. The Group assesses the valuation of inventory and periodically writes down and writes off the value for estimated excess and obsolete inventory based upon the product life cycle.

Property, plant and equipment

(i) Property, plant and equipment

Property, plant and equipment are recorded at cost net of accumulated depreciation and impairment losses. Gains and losses on disposal of property, plant and equipment are included in other income, net. Significant additions or improvements extending useful lives of assets are capitalized. Maintenance and repairs are charged to expense as incurred. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets as follows:

Category	Estimated useful lives
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives
Machinery and equipment	2 – 10 years
Office furniture	3 – 10 years
Electronic equipment	3 – 5 years
Motor vehicles	3 years
Research and development of equipment	3 – 10 years

(i) Property, plant and equipment

Property, plant and equipment are recorded at cost net of accumulated depreciation and impairment losses. Gains and losses on disposal of property, plant and equipment are included in other income, net. Significant additions or improvements extending useful lives of assets are capitalized. Maintenance and repairs are charged to expenses as incurred. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets as follows:

Category	Estimated useful lives
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives
Machinery and equipment	2 – 10 years
Office furniture	3 – 10 years
Electronic equipment	3 – 5 years
Motor vehicles	3 years
Research and Development Equipment	3 – 10 years

Deferred offering costs

(j) Deferred offering costs

In accordance with ASC 340-10-S99-1 and SEC Accounting Bulletin Topic 5A, specific incremental costs incurred by the Group directly attributable to a proposed initial public offering have been deferred and will be charged against the gross proceeds of the offering. These offering costs include fees paid to underwriters, attorney, financial consultants as well as printers and other third parties directly related to the offering. Costs such as management salaries or other general administrative expenses that are not incremental to the offering are not included in the deferred costs. If the proposed initial public offering is no longer probable of occurring, the deferred costs will be expensed at that time. The balance of deferred offering costs recognized as of the nine months ended September 30, 2025 and the year ended December 31, 2024 were US$1,222,960 and US$1,060,960, respectively.

(j) Deferred offering costs

In accordance with ASC 340-10-S99-1 and SEC Accounting Bulletin Topic 5A, specific incremental costs incurred by the Group directly attributable to a proposed initial public offering have been deferred and will be charged against the gross proceeds of the offering. These offering costs include fees paid to underwriters, attorney, financial consultants as well as printers and other third parties directly related to the offering. Costs such as management salaries or other general administrative expenses that are not incremental to the offering are not included in the deferred costs. If the proposed initial public offering is no longer probable of occurring, the deferred costs will be expensed at that time. The balance of deferred offering costs recognized as at the year ended December 31, 2024 and 2023 were US$1,060,960 and US$365,973, respectively.

Leases

(k) Leases

On January 1, 2022, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840. The Group elected to apply practical expedients permitted under the transition method that allow them to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease.

Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group consider only payments that are fixed and determinable at the time of lease commencement.

At the commencement date, the lease liability is recognized at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets as of September 30, 2025 and December 31, 2024.

(k) Leases

On January 1, 2022, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840. The Group elected to apply practical expedients permitted under the transition method that allow them to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease.

Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group consider only payments that are fixed and determinable at the time of lease commencement.

At the commencement date, the lease liability is recognized at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets as of December 31, 2024 and 2023.

Impairment of long-lived assets

(l) Impairment of long-lived assets

The Group evaluates its long-lived assets, including property, plant and equipment and right-of-use assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. As of September 30, 2025 and December 31, 2024, there was impairment of long-lived assets of nil and US$87,392, respectively.

(l) Impairment of long-lived assets

The Group evaluates its long-lived assets, including property, plant and equipment and right-of-use assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact on the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over their fair value. Fair value is generally determined by discounting the cash flow expected to be generated by the assets, when the market prices are not readily available. As of December 31, 2024, the impairment losses on fixed assets were $87,392. As of December 31, 2023, no impairment indicators were identified.

Revenue recognition

(m) Revenue recognition

Under ASC606, Revenue from Contracts with Customers, the Group recognizes revenue when a customer obtains control of promised goods or services and recognizes in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services.

The Group recognized revenue according to the following 5-step revenue recognition criteria based on ASC 606: 1) identify the contract with a customer; 2) identify the performance obligations in the contract; 3) determine the transaction price; 4) allocate the transaction price; 5) recognize revenue when or as the entity satisfies a performance obligation. The adoption of ASC 606 did not significantly change (1) the timing and pattern of revenue recognition for all of the revenue streams, and (2) the presentation of revenue as gross versus net.

The Group generates revenues primarily from sales of branded Consuming E-vapors and Hemp cannabinoid E-vapors. In addition, the Group also generates other revenues from sales of e-liquid materials to customers. The following table presents the Group’s revenues disaggregated by revenue sources for the three and nine months ended September 30, 2025 and 2024:

	For the three months ended September 30,				For the nine months ended September 30,
	2025		2024		2025		2024
	US$	%	US$	%	US$	%	US$	%
	(Unaudited)
Revenues
Hemp Cannabis E-vapors	5,919,252	80.3	8,549,486	85.7	35,486,368	88.8	22,906,860	84.0
Consuming E-vapors	185,302	2.5	564,076	5.7	674,994	1.7	1,820,170	6.7
Medical nebulizers	650,690	8.8	441,214	4.4	2,217,233	5.6	1,576,386	5.8
Online candy sales	570,893	7.7	296,516	3.0	1,366,001	3.4	771,899	2.8
Third-party sales of raw materials	(322)	(0.0)	21,745	0.2	55,503	0.1	46,963	0.1
Related party sales of raw materials	11,428	0.2	—	0.0	15,677	0.04	7,566	0.1
Others	30,977	0.5	99,400	1.0	132,966	0.4	152,461	0.5
Total revenues	7,368,220	100.0	9,972,437	100.0	39,948,742	100.0	27,282,305	100.0

The Group recognizes revenues at a point in time when control of the products is transferred to the customers, generally occurs upon delivery according to the terms of the underlying contracts. The Group’s standalone selling prices are based on the prices charged to customers for the single performance obligation which is transfer of control of products upon delivery to the customers. The Group’s general terms and conditions for its contracts contain a right of return that allows the customer to return products and receive a credit if there are any product quality issued. Given minimal customer returns historically, the Group did not reserve for sales returns as of September 30, 2025 and December 31, 2024.

For the Group’s candy online sales, the Group determines the end customers of e-commence platform (as opposed to platform) are our customers according to ASC 606-10-55-39. The Group takes control of the products and is responsible for selling and fulfilling all obligations according to its sales contracts with end customers, including delivering products and providing customer support after sales. The revenue for candy online sales is recognized on a gross basis as the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified candy products to the end customers. According to the sales contracts with end customers, the customer does not have the right to return products without any quality issue after receipt of goods.

The following table presents the Group’s revenues disaggregated by area for the three and nine months ended September 30, 2025 and 2024:

	For the three months ended September 30,				For the nine months ended September 30,
	2025		2024		2025		2024
	US$	%	US$	%	US$	%	US$	%
	(Unaudited)
Revenues
North America	6,440,166	87.4	9,253,394	92.8	37,082,463	92.8	24,586,833	90.1
Europe	618,620	8.4	682,545	6.8	2,283,123	5.7	2,297,987	8.4
UAE	—	—	34,650	0.3	23,100	0.1	378,786	1.4
Others	309,434	4.2	1,848	0.1	560,056	1.4	18,699	0.1
Total revenues	7,368,220	100.0	9,972,437	100.0	39,948,742	100.0	27,282,305	100.0

Contract Balances

Contract assets represent the Group’s right to consideration in exchange for products that the Group has transferred to customers. The Group has no contract assets as of September 30, 2025 and December 31, 2024.

Generally, the Group collects the considerations in advance. The contract liabilities primarily are related to unsatisfied performance obligations when payment has been received from customers before satisfying the corresponding performance obligation. The contract liabilities are recorded as “advance from customers” on the consolidated balance sheets. As of September 30, 2025 and December 31, 2024, the balance of contract liabilities is US$3,566,426 and US$4,949,717, respectively. Approximately 94.3% of the balance as of December 31, 2024 has been recognized as revenue as of the date of this report. The Group expects to recognize the balance as of September 30, 2025 as revenue within the next 3 months.

(m) Revenue recognition

Under ASC606, Revenue from Contracts with Customers, the Group recognizes revenue when a customer obtains control of promised goods or services and recognizes in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services.

The Group recognized revenue according to the following 5-step revenue recognition criteria based on ASC 606: 1) identify the contract with a customer; 2) identify the performance obligations in the contract; 3) determine the transaction price; 4) allocate the transaction price; 5) recognize revenue when or as the entity satisfies a performance obligation. The adoption of ASC 606 did not significantly change (1) the timing and pattern of revenue recognition for all of the revenue streams, and (2) the presentation of revenue as gross versus net.

The Group generates revenues primarily from sales of branded Consuming E-vapors and Hemp cannabinoid E-vapors. In addition, the Group also generates other revenues from sales of e-liquid materials to customers. The following table presents the Group’s revenues disaggregated by revenue sources for the years ended December 31, 2024 and 2023:

	For the years ended December 31,
	2024		2023
	US$	%	US$	%
Disaggregation of revenues
Consuming E-vapors	2,298,232	6.0	2,467,976	9.7
Hemp Cannabinoid E-vapors	31,423,750	83.3	20,310,293	80.2
Medical nebulizers	2,595,381	6.9	1,924,880	7.6
Third-party sales of raw materials	57,972	0.1	90,327	0.4
Related party sales of raw materials	12,621	0.1	15,837	0.1
Candy sales online	1,121,361	3.0	439,624	1.7
Others	209,953	0.6	77,008	0.3
Total revenues	37,719,270	100.0	25,325,945	100.0

The Group recognizes revenues at a point in time when control of the products is transferred to the customers, generally occurs upon delivery according to the terms of the underlying contracts. The Group’s standalone selling prices are based on the prices charged to customers for the single performance obligation which is transfer of control of products upon delivery to the customers. The Group’s general terms and conditions for its contracts contain a right of return that allows the customer to return products and receive a credit if there are any product quality issued. Given minimal customer returns historically, the Group did not reserve for sales returns as of December 31, 2024 and 2023.

For the Group’s candy online sales, the Group determines the end customers of e-commence platform (as opposed to platform) are our customers according to ASC 606-10-55-39. The Group takes control of the products and is responsible for selling and fulfilling all obligations according to its sales contracts with end customers, including delivering products and providing customer support after sales. The revenue for candy online sales is recognized on a gross basis as the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified candy products to the end customers. According to the sales contracts with end customers, the customer does not have the right to return products without any quality issue after receipt of goods.

The following table presents the Group’s revenues disaggregated by area for the years ended December 31, 2024 and 2023:

	Years Ended December 31,
	2024		2023
	Revenues	%	Revenues	%
North America	33,614,414	89.1	20,834,437	82.3
Europe	3,340,017	8.9	2,760,992	10.9
UAE	416,230	1.1	1,208,754	4.8
Others	348,609	0.9	521,762	2.0
Total	37,719,270	100.0	25,325,945	100.0

Contract Balances

Contract assets represent the Group’s right to consideration in exchange for products that the Group has transferred to customers. The Group has no contract assets as of December 31, 2024 and 2023.

Generally, the Group collects the considerations in advance. The contract liabilities primarily are related to unsatisfied performance obligations when payment has been received from customers before satisfying the corresponding performance obligation. The contract liabilities are recorded as “advance from customers” on the consolidated balance sheets. As of December 31, 2024 and 2023, the balance of contract liabilities is US$4,949,717 and US$1,842,704, respectively. Approximately 97.2% of the balance as of December 31, 2023 has been recognized as revenue as of the date of this report. The Group expects to recognize the balance as of December 31, 2024 as revenue within the next 12 months.

Cost of revenues

(n) Cost of revenues

Cost of revenues includes the manufacturing cost of Consuming E-vapors and Hemp cannabinoid E-vapors, which primarily consists of direct material costs, salaries and benefits for staff engaged in production activities and related expenses which are directly attributable to the production of products.

(n) Cost of revenues

Cost of revenues includes the manufacturing cost of Consuming E-vapors and Hemp cannabinoid E-vapors, which primarily consists of direct material costs, salaries and benefits for staff engaged in production activities and related expenses which are directly attributable to the production of products.

Selling and marketing expenses

(o) Selling and marketing expenses

Selling and marketing expenses consist primarily of (i) compensation to selling personnel, including the salaries, performance-based bonus, and other benefits; (ii) service fee related to the selling and marketing function; (iii) advertising, marketing and brand promotion expenses; and (iv) other expenses in relation to the selling and marketing activities.

(o) Selling and marketing expenses

Selling and marketing expenses consist primarily of (i) compensation to selling personnel, including the salaries, performance-based bonus, and other benefits; (ii) service fee related to the selling and marketing function; (iii) advertising, marketing and brand promotion expenses; and (iv) other expenses in relation to the selling and marketing activities.

General and administrative expenses

(p) General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses and benefits for employees involved in general corporate functions, and those not specifically dedicated to research and development activities, such as depreciation and amortization of fixed assets which are not used in research and development activities, legal and other professional services fees, rental and other general corporate related expenses.

(p) General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses and benefits for employees involved in general corporate functions, and those not specifically dedicated to research and development activities, such as depreciation and amortization of fixed assets which are not used in research and development activities, legal and other professional services fees, rental and other general corporate related expenses.

Research and development expenses

(q) Research and development expenses

Research and development expenses consist primarily of personnel-related costs directly associated with research and development organization. The Group’s research and development expenses are related to enhancing and developing E-vapors technology for its existing products and new product development. The Group expenses research and development costs as incurred.

(q) Research and development expenses

Research and development expenses consist primarily of personnel-related costs directly associated with research and development organization. The Group’s research and development expenses are related to enhancing and developing E-vapors technology for its existing products and new product development. The Group expenses research and development costs as incurred.

Related party transactions

(r) Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the company’s securities (ii) the Group’s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Group, or (iv) anyone who can significantly influence the financial and operating decisions of the Group. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

(r) Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the company’s securities (ii) the Group’s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Group, or (iv) anyone who can significantly influence the financial and operating decisions of the Group. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Taxation

(s) Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the assets and liabilities method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of income and comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion of, or all of the deferred tax assets will not be realized.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group consider positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group considers possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

Uncertain tax positions

The Group applies the provisions of ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The benefit of a tax position is recognized if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period which the change occurs.

(s) Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the assets and liabilities method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of income and comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion of, or all of the deferred tax assets will not be realized.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group consider positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group considers possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

Uncertain tax positions

The Group applies the provisions of ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The benefit of a tax position is recognized if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period which the change occurs.

Segment reporting

(t) Segment Reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the United States, no geographical segments are presented.

(t) Segment Reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the United States, no geographical segments are presented.

Earnings per share

(u) Earnings per share

Basic earnings per share is calculated by dividing net income by the weighted-average common shares outstanding for the period. Diluted earnings per share reflects the dilution which could occur if equity-based awards are converted into common share equivalents as calculated using the treasury stock method. When inclusion of additional common share equivalents increases the earnings per share or reduces the loss per share, the effect on earnings per share is anti-dilutive, and the diluted net earnings or net loss per share is computed excluding these common share equivalents.

(u) Earnings per share

Basic earnings per share is calculated by dividing net income by the weighted-average common shares outstanding for the period. Diluted earnings per share reflects the dilution which could occur if equity-based awards are converted into common share equivalents as calculated using the treasury stock method. When inclusion of additional common share equivalents increases the earnings per share or reduces the loss per share, the effect on earnings per share is anti-dilutive, and the diluted net earnings or net loss per share is computed excluding these common share equivalents.

Commitments and Contingencies

(v) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

(v) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Recently issued accounting pronouncements

(w) Recently issued accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss to assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures, providing new disclosure requirements for entities with a single reportable segment, and requiring other new disclosures. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group has adopted this standard with no material impact on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 requires public business entities to disclose additional information with respect to the reconciliation of the effective tax rate to the statutory rate. Additionally, public business entities will need to disaggregate federal, state and foreign taxes paid in their financial statements. ASU 2023-09 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2024. The Group has adopted this standard with no material impact on its consolidated financial statements.

(w) Recently issued accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss to assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures, providing new disclosure requirements for entities with a single reportable segment, and requiring other new disclosures. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 requires public business entities to disclose additional information with respect to the reconciliation of the effective tax rate to the statutory rate. Additionally, public business entities will need to disaggregate federal, state and foreign taxes paid in their financial statements. ASU 2023-09 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2024. The Group is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.